Debt - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Line of Credit Facility [Line Items]
Debt outstanding	$ 0	$ 0
Description of the Line of credit facility Covenant	A funded debt leverage ratio (consolidated debt/consolidated EBITDA) of not greater than 3.0 to 1.0 and an interest coverage ratio (consolidated EBITDA/consolidated interest expense) of not less than 3.0 to 1.0.
Maximum [Member]
Line of Credit Facility [Line Items]
Commitment fee paid per annum	0.30%
Minimum [Member]
Line of Credit Facility [Line Items]
Commitment fee paid per annum	0.20%
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Aggregate principal amount of loan agreement	50,000,000
Maturity date of Loan agreement	Nov. 24, 2017
Maximum borrowing capacity under credit facility	50,000,000
Increase in revolving credit facility	25,000,000
Interest rate under credit facility	The borrowings under the Revolving Credit Facility bear interest at either (1) a rate per annum equal to the highest of SunTrust’s prime rate or 0.5% in excess of the Federal Funds Rate or 1.0% in excess of one-month LIBOR (the “Base Rate”), plus an applicable margin, or (2) the one, two, three, or six-month per annum LIBOR for deposits in the applicable currency (the “Eurocurrency Rate”), as selected by the Company, plus an applicable margin. The applicable margin for Eurocurrency Rate loans depends on the Company’s funded debt leverage ratio and varies from 1.50% to 2.00%. The applicable margin for Base Rate loans depends on the Company’s funded debt leverage ratio and varies from 0.50% to 1.50%
Principal payments prior to maturity	0
Balances outstanding on the revolving credit facility	0
Revolving Credit Facility [Member] | Swingline Sub Facility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity under credit facility	5,000,000
Revolving Credit Facility [Member] | Letter of Credit Subfacility [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity under credit facility	$ 5,000,000
Revolving Credit Facility [Member] | Federal Funds Effective Swap Rate [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period	0.50%
Revolving Credit Facility [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Interest Rate During Period	1.00%
Revolving Credit Facility [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Maximum total leverage ratio	300.00%
Interest coverage ratio	300.00%
Revolving Credit Facility [Member] | Maximum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Applicable margin for loans	1.50%
Revolving Credit Facility [Member] | Maximum [Member] | Eurodollar [Member]
Line of Credit Facility [Line Items]
Applicable margin for loans	2.00%
Revolving Credit Facility [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Maximum total leverage ratio	100.00%
Interest coverage ratio	100.00%
Revolving Credit Facility [Member] | Minimum [Member] | Base Rate [Member]
Line of Credit Facility [Line Items]
Applicable margin for loans	0.50%
Revolving Credit Facility [Member] | Minimum [Member] | Eurodollar [Member]
Line of Credit Facility [Line Items]
Applicable margin for loans	1.50%